Intangible Assets - Schedule of Net Book Value of Intangible Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	$ 272	$ 287
Balance, ending	297	272
Additions	94	50
Disposals	(1)
Amortization charge for the year	(45)	(49)
Transfer and reclassification	3	(4)
Translation adjustment	(26)	(12)
Telecommunication licenses, frequencies & permissions [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	116	136
Balance, ending	126	116
Additions	35
Disposals
Amortization charge for the year	(14)	(15)
Transfer and reclassification
Translation adjustment	(11)	(5)
Software [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	114	98
Balance, ending	135	114
Additions	9	49
Disposals	(1)
Amortization charge for the year	(26)	(27)
Transfer and reclassification	51
Translation adjustment	(12)	(6)
Brands and trademarks [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	4	7
Balance, ending	1	4
Additions
Disposals
Amortization charge for the year	(2)	(3)
Transfer and reclassification
Translation adjustment	(1)
Customer relationships [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	23	28
Balance, ending	21	23
Additions
Disposals
Amortization charge for the year	(3)	(4)
Transfer and reclassification	2
Translation adjustment	(1)	(1)
Other intangible assets [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning		3
Balance, ending
Additions	50	1
Disposals
Amortization charge for the year
Transfer and reclassification	(50)	(4)
Translation adjustment
Goodwill [Member]
Schedule of Net Book Value of Intangible Assets [Line Items]
Balance, beginning	15	15
Balance, ending	14	15
Additions
Disposals
Amortization charge for the year
Transfer and reclassification
Translation adjustment	$ (1)